Significant Accounting Policies (Narrative) (Detail) $ in Millions	1 Months Ended					3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($)		May 31, 2019 USD ($)	Mar. 31, 2019 USD ($) Facility	Jan. 31, 2019 USD ($) MW	Sep. 30, 2019 USD ($)		Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)		Sep. 30, 2018 USD ($)	Dec. 31, 2018	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Asset impairment charges						$ 85		$ 12	$ 1,232		$ 147
Option to extend, description, operating lease									Certain of the Companies’ leases include one or more options to renew, with renewal terms that can extend the lease from one to 70 years.
Option to extend, existence, operating lease									true
Estimated useful life of finite-lived intangible asset									30 years
Operating lease assets	$ 455					455			$ 455				$ 504
Operating lease liability	$ 452					$ 452			$ 452				504
Minimum
Significant Accounting Policies [Line Items]
Lease renewal term, operating lease	1 year					1 year			1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease renewal term, operating lease	70 years					70 years			70 years
Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
MW Capacity | MW					1,292
Asset impairment charges						$ 38			$ 781
Number of facilities in cold reserve units retired | Facility				6
Operating lease assets	$ 184					184			184				209
Operating lease liability	182					182			182				209
Virginia Electric and Power Company | Impairment of Assets and Other Charges
Significant Accounting Policies [Line Items]
Asset impairment charges	17		$ 62	$ 369	$ 160
Asset impairment charges after tax	12		$ 46	$ 275	$ 119
Dominion Energy | Impairment of Assets and Other Charges
Significant Accounting Policies [Line Items]
Asset impairment charges	26
Asset impairment charges after tax	19
Dominion Energy Gas Holdings, LLC
Significant Accounting Policies [Line Items]
Asset impairment charges								$ 1	13		$ 127
Operating lease assets	37					37			37				64
Operating lease liability	$ 56	[1]				$ 56	[1]		$ 56	[1]			$ 64
Dominion Energy Midstream Partners, LP | Common And Subordinated Units
Significant Accounting Policies [Line Items]
Ownership interest percentage of limited partner interests												60.90%
Dominion Energy Midstream Partners, LP | Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Ownership interest percentage of limited partner interests												37.50%
Merchant Solar Projects | Terra Nova Renewable Partners
Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%					50.00%			50.00%
Percentage of equity interest sold to noncontrolling interest owners	33.00%					33.00%			33.00%
Merchant Solar Projects | Terra Nova Renewable Partners | Call Option
Significant Accounting Policies [Line Items]
Percentage ownership in total units	67.00%					67.00%			67.00%
Discontinued Operations [Member] | Dominion Energy Gas Holdings, LLC
Significant Accounting Policies [Line Items]
Operating lease assets	$ 25					$ 25			$ 25
Operating lease liability	$ 25					$ 25			$ 25

[1]	Includes amounts reflected in discontinued operations.